Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net loss	$ (1,284,088)	$ (15,093,726)	$ (23,575,248)	$ (3,037,594)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services	31,200	302,250	631,550	373,679
Warrants issued for services	$ 4,462	$ 6,077,735	$ 7,469,492	470,447
Warrants issued for interest				174,977
Gain on settlement of debt				$ (19,475)
Employee stock options	$ 327,000	$ 7,950,000	$ 10,271,000
Depreciation expense	$ 6,401		6,234
Changes in operating assets and liabilities:
Prepaid expenses		$ (14,107)	(57,018)
Accounts payable	$ 255,175	(106,555)	299,209	$ 79,222
Accrued liabilities - related party	$ 79,504	$ 100,570	216,971	$ 220,259
Customer deposits - related party			400,000
Accrued payroll liabilities	$ 6,685	$ 24,533	3,739	$ 10,428
Net cash used in operating activities	(573,661)	(759,300)	(4,334,071)	(1,728,507)
Investing Activities:
Expenditure for Intangible assets	(9,243)	$ (15,236)	(41,103)	$ (25,115)
Expenditure for Equipment	(5,000)		(27,500)
Net cash used in investing activities	(14,243)	$ (15,236)	(68,603)	$ (25,115)
Financing Activities:
Proceeds from sale of common stock, net	225,000	$ 2,816,652	$ 4,099,782	2,047,200
Proceeds from debt	250,000			900
Payments on debt	(4,234)		$ (2,786)	(12,100)
Net cash provided by financing activities	470,766	$ 2,816,652	4,096,996	2,036,000
Net increase in cash	(117,138)	2,042,116	(305,678)	282,828
Cash, beginning of period	171,871	477,549	477,549	194,721
Cash, end of period	54,733	2,519,665	171,871	$ 477,549
Cash paid for: Interest	$ 1,416	$ 7,848	$ 979
Cash paid for: Income taxes
Non-cash transactions:
Shares issued to settle accounts payable	$ 410,950			$ 25,974
Shares held in escrow				$ 31,028
Purchase of equipment with debt			$ 97,187